FORM
13F

      INFORMATION REGUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
                        SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20549


         Report for the Calendar Year or Quarter Ended December 31, 2003

Name of Institutional Investment Manager:

  OAK ASSOCIATES, LTD.                      #28-2338

Business Address:

3875 EMBASSY PARKWAY, #250    AKRON, OHIO  44333

Name, Phone No., and Title of Person    Duly Authorized to Submit This Report.

JAMES D. OELSCHLAGER,                   MANAGING MEMBER           (330) 668-1234

     ATTENTION --  Intentional misstatements or omissions of facts constitute
                   Federal Criminal Violations. See 18 U.S.C. 1001 and
                   15 U.S.C. 78ff(a).

          The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unattended items, statements and schedules remain true, correct and complete as previously submitted.

          Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City


            of      AKRON                              and State of OHIO
on the 9th day of                  January                    2004

                                                       JAMES D. OELSCHLAGER



                   (Manual Signature of Person Duly Authorized
                             to Submit This Report)


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ADVENT SOFTWARE                COM              007974108    24887  1427887 SH       SOLE                  1427887

AFFYMETRIX INC COM             COM              00826t108    21728   882875 SH       SOLE                   882875

ALLIANCE SYSTEMS CORP          COM              018581108     1250    45147 SH       SOLE                    45147

ALTRIA GROUP INC COM           COM              02209S103      767    14100 SH       SOLE                    14100

AMDOCS LTD ORD                 COM              G02602103     1764    78489 SH       SOLE                    78489

AMERICAN INT'L. GRP            COM              026874107   386163  5826242 SH       SOLE                  5826242

AMERISOURCEBERGEN CORP COM     COM              03073E105      707    12600 SH       SOLE                    12600

AMGEN INC                      COM              031162100      995    16100 SH       SOLE                    16100

ANHEUSER-BUSCH CO INC          COM              035229103      337     6400 SH       SOLE                     6400

APPLIED BIOSYSTEMS             COM              038020103      961    46410 SH       SOLE                    46410

APPLIED MATERIALS              COM              038222105   586358 26130043 SH       SOLE                 26130043

AT ROAD INC                    COM              04648K105     3712   279100 SH       SOLE                   279100

AVALONBAY                      COM              053484101      970    20300 SH       SOLE                    20300

AVID TECHNOLOGY INC.           COM              05367P100     5074   105700 SH       SOLE                   105700


                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

BRISTOL MYERS SQUIBB CO        COM              110122108      217     7600 SH       SOLE                     7600

BROADCOM CORP CL A             COM              111320107     3576   105100 SH       SOLE                   105100

BROCADE COMMUNICATIONS         COM              111621108    53572  9268563 SH       SOLE                  9268563

BRUKER BIOSCIENCES CP COM      COM              116794108      369    81100 SH       SOLE                    81100

CABOT MICROELECTRONICS COM     COM              12709P103     6420   131030 SH       SOLE                   131030

CALIPER TECHNOLOGIES, INC      COM              130876105      539    81000 SH       SOLE                    81000

CARDINAL HEALTH INC.           COM              14149Y108   264699  4327989 SH       SOLE                  4327989

CERNER CORP.                   COM              156782104    11730   309900 SH       SOLE                   309900

CHARLES SCHWAB CORP.           COM              808513105   300632 25391174 SH       SOLE                 25391174

CISCO SYSTEMS                  COM              17275R102  1137676 46953169 SH       SOLE                 44953169

CITIGROUP INC.                 COM              172967101   346723  7143029 SH       SOLE                  7143029

COGNIZANT TECH SOLUTIONS       COM              192446102    68776  1506920 SH       SOLE                  1506920

CONCORD COMMUNICATIONS COM     COM              206186108     3297   167100 SH       SOLE                   167100

CREE INC COM                   COM              225447101     3075   173800 SH       SOLE                   173800

DELL INC COM                   COM              24702R101   182967  5384564 SH       SOLE                  5384564

DSP GROUP, INC.                COM              23332B106     3580   143500 SH       SOLE                   143500

EBAY INC                       COM              278642103   139370  2157090 SH       SOLE                  2157090

ELI LILLY & CO.                COM              532457108   110831  1575874 SH       SOLE                  1575874



                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

EMC CORP.                      COM              268648102   377560 29222895 SH       SOLE                 29222895

EMULEX CORP                    COM              292475209    16007   599960 SH       SOLE                   599960

ERESEARCH TECHNOLOGY INC       COM              29481V108     4759   187200 SH       SOLE                   187200

EXPRESS SCRIPTS INC.           COM              302182100    21389   321975 SH       SOLE                   321975

FIRST DATA CORP                COM              319963104    86997  2117230 SH       SOLE                  2117230

FIRSTMERIT CORP.               COM              337915102     2926   107936 SH       SOLE                   107936

FLEXTRONICS INTL LTD ORD       COM              Y2573F102    17056  1152465 SH       SOLE                  1152465

FOUNDRY NETWORKS               COM              35063R100      246     9000 SH       SOLE                     9000

GARMIN LTD.                    COM              G37260109    12075   221645 SH       SOLE                   221645

GENENTECH INC NEW              COM              368710406      561     6000 SH       SOLE                     6000

GENERAL ELECTRIC               COM              369604103      819    26426 SH       SOLE                    26426

GENTEX CORP                    COM              371901109     4509   102100 SH       SOLE                   102100

HRPT PPTYS TR COM SH BEN INT   COM              40426W101      443    43900 SH       SOLE                    43900

INTEL CORP                     COM              458140100   205197  6402401 SH       SOLE                  6402401

INTERSIL CORP                  COM              46069S109    88495  3561170 SH       SOLE                  3561170

INTUIT INC.                    COM              461202103    13130   248400 SH       SOLE                   248400

INVITROGEN CORP COM            COM              46185R100     2242    32070 SH       SOLE                    32070

IXIA                           COM              45071R109     1383   118200 SH       SOLE                   118200

JOHNSON & JOHNSON              COM              478160104     1080    20900 SH       SOLE                    20900


                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

JP MORGAN CHASE & COMPANY      COM              46625H100     1204    32768 SH       SOLE                    32768

JUNIPER NETWORKS               COM              48203R104   375944 20125535 SH       SOLE                 20125535

LINEAR TECHNOLOGY CORP.        COM              535678106   378019  8985474 SH       SOLE                  8985474

LIONBRIDGE TECH INC            COM              536252109     3942   410600 SH       SOLE                   410600

MACROVISION CORP COM           COM              555904101     2146    95000 SH       SOLE                    95000

MARVELL TECH GROUP LTD ORD     COM              G5876H105     4973   131100 SH       SOLE                   131100

MAXIM INTEGRATED PRODUCTS      COM              57772K101   380870  7681942 SH       SOLE                  7681942

MBNA CORP.                     COM              55262L100   458429 18447857 SH       SOLE                 18447857

MBOP LIQUIDATING TR TR CTF     COM              552629206        0    10022 SH       SOLE                    10022

MCDATA CORP CL A               COM              580031201    56591  5938245 SH       SOLE                  5938245

MEDICIS PHARMACEUTICAL CORP. C COM              584690309      963    13500 SH       SOLE                    13500

MEDIMMUNE INC COM              COM              584699102     1071    42200 SH       SOLE                    42200

MEDTRONIC INC                  COM              585055106   415914  8556156 SH       SOLE                  8556156

MICROSOFT                      COM              594918104   392168 14328383 SH       SOLE                 14328383

MOLECULAR DEVICES CORP.        COM              60851C107      532    28000 SH       SOLE                    28000

MORGAN STANLEY                 COM              617446448   223450  3861247 SH       SOLE                  3861247

NASDAQ 100 INDEX TRACKING      COM              631100104     2706    74200 SH       SOLE                    74200

NEOWARE SYS INC COM            COM              64065P102     3289   239400 SH       SOLE                   239400


                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

NETSCREEN TECHNOLOGIES         COM              64117V107    29365  1186504 SH       SOLE                  1186504

NEXTEL COMMUNICATIONS CL A     COM              65332v103    22764   811266 SH       SOLE                   811266

NOVELLUS SYS INC.              COM              670008101     8578   203975 SH       SOLE                   203975

PACKETEER INC COM              COM              695210104     5741   338100 SH       SOLE                   338100

PAYCHEX INC.                   COM              704326107   107776  2897208 SH       SOLE                  2897208

PEPSICO INC.                   COM              713448108      228     4900 SH       SOLE                     4900

PFIZER INC                     COM              717081103   402801 11401095 SH       SOLE                 11401095

PHOTON DYNAMICS INC            COM              719364101     2942    73100 SH       SOLE                    73100

PMC-SIERRA, INC.               COM              69344F106   296020 14727364 SH       SOLE                 14727364

QLOGIC CORP COM                COM              747277101    14857   288075 SH       SOLE                   288075

QUALCOMM INC.                  COM              747525103    60648  1124580 SH       SOLE                  1124580

RUDOLPH TECHNOLOGIES COM       COM              781270103     3607   147000 SH       SOLE                   147000

SKYWORKS SOLUTIONS INC         COM              83088M102     3194   367100 SH       SOLE                   367100

SPDR TR UNIT SER 1             COM              78462F103      653     5865 SH       SOLE                     5865

STATE STREET BOSTON CORP       COM              857477103      292     5600 SH       SOLE                     5600

SYMANTEC CORP                  COM              871503108     7013   203270 SH       SOLE                   203270

SYMBOL TECHNOLOGIES INC.       COM              871508107    15878   940110 SH       SOLE                   940110

TECHNE CORP COM                COM              878377100     1207    31900 SH       SOLE                    31900

TEVA PHARMACEUTICAL            COM              881624209     1253    22100 SH       SOLE                    22100


                                                                   FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ --------------   --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

TIFFANY AND CO.                COM              886547108     9492   210000 SH       SOLE                   210000

ULTIMATE SOFTWARE GRP COM      COM              90385D107      681    77700 SH       SOLE                    77700

UNIVERSITY OF PHOENIX ONLINE   COM              037604204    14444   209545 SH       SOLE                   209545

UTSTARCOM INC DEL              COM              918076100    16373   441665 SH       SOLE                   441665

VERITAS SOFTWARE CO COM        COM              923436109   522192 14105676 SH       SOLE                 14105676

WATERS CORP                    COM              941848103    11734   353860 SH       SOLE                   353860

WAYNE BANCORP INC              COM              944293109      951    35331 SH       SOLE                    35331

WEBSENSE INC COM               COM              947684106     2028    69300 SH       SOLE                    69300

WHITE ELECTRONIC DESIGNS       COM              963801105     1533   174200 SH       SOLE                   174200

XILINX INC.                    COM              983919101   305736  7914444 SH       SOLE                  7914444

XM SATELLITE RADIO HLD CL A    COM              983759101     1748    66500 SH       SOLE                    66500

YAHOO INC                      COM              984332106    11212   249000 SH       SOLE                   249000

ZEBRA TECHNOLOGIES CORP        COM              989207105    10416   156937 SH       SOLE                   156937

ATMEL CORP COM                                  049513104      115    19100 SH       SOLE                    19100

JDS UNIPHASE CORP COM                           46612J101       58    16000 SH       SOLE                    16000

TRIQUINT SEMICONDUCTOR COM                      89674K103      136    19200 SH       SOLE                    19200

VITESSE SEMICONDUCTOR COM                       928497106       79    13500 SH       SOLE                    13500


                              FORM 13F SUMMARY PAGE
                                 REPORT SUMMARY
                             QUARTER ENDED 12/31/03


Number of Other Included Managers:                                  0

Form 13F Information Table Entry Total:                           105

Form 13F Information Table Value Total:                     9,126,552 (thousand)

List of Other Included Mangers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report if filed, other than the manager filing this report.

No. 0

Form 13F File Number: N/A

Name: N/A